Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Accrual TDRs:
Balance at beginning of period		¥ 819,819	¥ 613,844
Additions (new accrual TDR status)	[1]	65,483	358,224
Transfers to other impaired loans (including nonaccrual TDRs)		(16,624)	(28,876)
Loans sold		(16,776)	(1,594)
Principal payments and other		(140,664)	(115,714)
Balance at end of period	[1]	711,238	825,884
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period		896,031	1,111,306
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	145,885	196,443
Charge-off		(57,238)	(59,880)
Transfers to accrual TDRs		(20,000)	(312,649)
Loans sold		(22,482)	(12,951)
Principal payments and other		(137,124)	(167,508)
Balance at end of period	[1]	805,072	754,761
Card [Member]
Accrual TDRs:
Balance at beginning of period		32,564
Balance at end of period		30,467
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		6,489	5,527
MUAH [Member]
Accrual TDRs:
Balance at beginning of period		24,708
Balance at end of period		35,667
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		3,366	13,967
Krungsri [Member]
Accrual TDRs:
Balance at beginning of period		23,588
Balance at end of period		24,428
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		880	51
Lease receivables excluded from accrual TDRs as impaired loans		4,644	3,141
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		70	62
Lease receivables excluded from other impaired loans		628	772
Additions of nonaccrual TDRs		¥ 6,108	¥ 3,484

[1]	For the six months ended September 30, 2016, lease receivables of ¥51 million and ¥62 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,141 million and ¥772 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2016. For the six months ended September 30, 2017, lease receivables of ¥880 million and ¥70 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,644 million and ¥628 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2017.
[2]	Included in the additions of other impaired loans for the six months ended September 30, 2016 and 2017 are nonaccrual TDRs as follows: ¥5,527 million and ¥6,489 million-Card; ¥13,967 million and ¥3,366 million-MUAH; and ¥3,484 million and ¥6,108 million-Krungsri, respectively.